M.D. Sass Equity Income Plus Fund
M.D. Sass Equity Income Plus Fund
Investment Objective
The Equity Income Plus Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Plus Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - M.D. Sass Equity Income Plus Fund - USD ($)	M.D. Sass Equity Income Plus Fund - Institutional Class	M.D. Sass Equity Income Plus Fund - Investor Class
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - M.D. Sass Equity Income Plus Fund		M.D. Sass Equity Income Plus Fund - Institutional Class	M.D. Sass Equity Income Plus Fund - Investor Class
Management Fees		0.75%	0.75%
Distribution (12b-1) Fees		none	0.25%
Shareholder Servicing Fees		none	0.10%
Other Expenses		0.28%	0.28%
Total Annual Fund Operating Expenses		1.03%	1.38%
Fee Waiver and/or Expense Reimbursement		(0.28%)	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.75%	1.10%
[1]	Pursuant to an operating expense limitation agreement between M.D. Sass, LLC, the Equity Income Plus Fund's investment adviser ("M.D. Sass"), and the Fund, M.D. Sass has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 0.75% and 1.10% of the Equity Income Plus Fund's average daily net assets for the Institutional Class and Investor Class shares, respectively, through at least September 28, 2017. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). M.D. Sass is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Equity Income Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement arrangement discussed in the table above is reflected only through September 28, 2017.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - M.D. Sass Equity Income Plus Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
M.D. Sass Equity Income Plus Fund - Institutional Class	77	300	541	1,234
M.D. Sass Equity Income Plus Fund - Investor Class	112	409	729	1,633

Portfolio Turnover
The Fund pays transaction costs, such as commissions and/or bid/ask spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Equity Income Plus Fund’s portfolio turnover rate was 63.55 % of the average value of its portfolio.

Principal Investment Strategies
The Equity Income Plus Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of dividend paying, common stocks which M.D. Sass believes are undervalued.  M.D. Sass will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the call options, the Fund will periodically buy put options on equity security indices.  The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and generally decreases as those stocks increase in price.  From time to time, the Fund may reduce or eliminate its holdings of put options, resulting in an increased exposure to a market decline.

The combination of the diversified portfolio of dividend paying common stocks, the steady additional cash flow from the sale of covered call options and the downside protection from index put options are intended to provide the Equity Income Plus Fund with positive absolute returns over time with less downside risk than a diversified portfolio of equity investments.

Under normal market conditions, the Equity Income Plus Fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in equity securities with a minimum market capitalization needed to be included in the Russell 1000® Large Cap Value Index.  As of June 30, 2016, the minimum market capitalization for inclusion in the Russell 1000® Large Cap Value Index was $1.8 billion.  However, the Fund will typically invest in the securities of large capitalization (“large-cap”) companies (market capitalization in excess of $10 billion), and medium capitalization (“mid-cap”) companies (market capitalization between $2 billion and $10 billion).  The Fund’s investments in equity securities will consist primarily of common stock, but may also include convertible securities and securities of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund may also purchase securities of companies that are offered in an initial public offering (“IPO”).  The Fund may also invest in equity securities of large-cap and mid-cap foreign companies.  The Fund’s investments in equity securities of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

To construct the Equity Income Plus Fund’s investment portfolio, M.D. Sass selects investments by identifying dividend-paying companies that M.D. Sass believes are undervalued, and whose fair value, as determined by M.D. Sass, exceeds its current market price.  The Fund’s portfolio will typically consist of common stocks of 25 to 50 companies.

M.D. Sass may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive total return potential.  Additionally, M.D. Sass will generally reduce the Fund’s position in a security if the market value of the security exceeds 5% of the Fund’s assets.

Principal Risks
Before investing in the Equity Income Plus Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

•	Management Risk. M.D. Sass’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by M.D. Sass in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

•	Focused Portfolio Risk. The Fund invests in a limited number of companies. Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies.

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•	Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Mid-Cap Companies Risk. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.

•	Options Risk. Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly to the underlying securities index or overall securities markets.

•	Covered Call Option Risk. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

•	Index Put Option Purchase Risk. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund.

•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•	Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

•	Initial Public Offering Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

•	Tax Risk. Call option premiums received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and will be taxed as short-term or long-term capital gain or loss. The Fund’s transactions in options are subject to special tax rules, the effect of which may have adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders. An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.

•	Foreign Securities Risk. Non-U.S. securities, including ADRs and GDRs, are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. Income or dividends earned on foreign securities may be subject to foreign withholding taxes. The Fund may invest in emerging markets, which can involve higher degrees of risk as compared with developed economies.

•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The table and bar chart below demonstrate the risks of investing in the Equity Income Plus Fund by showing changes in the Fund’s performance over time and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.mdsassfunds.com or by calling the Fund toll-free at 1-855-MDS-FUND (1-855-637-3863).

Institutional Class Shares(1) Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Institutional Class shares. The performance of the Investor Class shares will differ due to differences in expenses.

The Equity Income Plus Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 0.93%.  During the period shown in the bar chart, the highest performance for a quarter was 5.88% (for the quarter ended June 30, 2014).  The lowest performance was -6.78% (for the quarter ended September 30, 2015).

Average Annual Total Returns (for the Periods Ended December 31, 2015)
Average Annual Returns - M.D. Sass Equity Income Plus Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
M.D. Sass Equity Income Plus Fund - Institutional Class	Institutional Class Shares Return Before Taxes	(2.70%)	5.47%	Jun. 28, 2013
M.D. Sass Equity Income Plus Fund - Investor Class	Investor Class Shares Return Before Taxes	(3.04%)	5.18%	Jun. 28, 2013
After Taxes on Distributions | M.D. Sass Equity Income Plus Fund - Institutional Class	Institutional Class Shares Return After Taxes on Distributions	(4.71%)	4.14%
After Taxes on Distributions and Sale of Fund Shares | M.D. Sass Equity Income Plus Fund - Institutional Class	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.02%)	3.93%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	5.24%	7.56%	Jun. 28, 2013

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).  The after-tax returns for Investor Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.